Financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Material Differences Between the Fair Value and Carrying Amount
Material differences between the fair values and carrying amounts of these borrowings are identified as follows:

	30 June 2025
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	1,031,378	1,078,720
	1,031,378	1,078,720

	31 December 2024
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	990,744	969,077
	990,744	969,077

Schedule of Fair Value on a Recurring Basis
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured at fair value on a recurring basis as of 30 June 2025 and 31 December 2024:

	30 June 2025
	Level 1	Level 2	Level 3	Total
Predecessor Earn Out Shares	—	46,100	—	46,100
OACB Warrants	16,903	—	—	16,903
	16,903	46,100	—	63,003

	31 December 2024
	Level 1	Level 2	Level 3	Total
Predecessor Earn Out Shares	—	179,300	—	179,300
OACB Warrants	30,924	—	—	30,924
	30,924	179,300	—	210,224

Schedule of Assumptions and Inputs
The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	30 June 2025	31 December 2024
Number of shares	19,165,000	19,165,000
Share price	$9.12	$13.23
Volatility rate	43.0%	52.0%
Risk-free rate	3.70%	4.26%